Basis of Preparation	12 Months Ended
Dec. 31, 2017
Basis of Preparation [Abstract]
Basis of Preparation
Note 2 -	Basis of Preparation

A.	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized to be issued by the Company’s Board of Directors on May 15, 2018.

B.	Definitions

In these financial statements-

(1)	The Company: Internet Gold – Golden Lines Ltd.

(2)	The Group: Internet Gold – Golden Lines Ltd. and its subsidiaries, as listed in Note 12 - Investees.

(3)	B Communications: B Communications Ltd. and its subsidiaries, as listed in Note 12 - Investees.

(4)	Bezeq: Bezeq - The Israel Telecommunication Corp. Limited.

(5)	Bezeq Group: Bezeq The Israel Telecommunication Corp. Limited and its subsidiaries, as listed in Note 12- Investees.

(6)	DBS: DBS Satellite Services (1998) Ltd.

(7)	Eurocom Communications: Eurocom Communications Ltd.

(8)	Subsidiaries: Companies whose financial statements are fully consolidated, directly or indirectly, with the financial statements of the Company.

(9)	Associates: Companies in which the Group’s investment is included, directly or indirectly, in the consolidated financial statements on the equity basis.

(10)	Investees: Subsidiaries or associates.

(11)	Related party: As defined in IAS 24 (2009), Related Party Disclosures.

(12)	Israeli CPI: The consumer price index as published by the Israeli Central Bureau of Statistics.

C.	Functional currency and presentation currency

The consolidated financial statements are presented in NIS, which is the Group’s functional currency, and have been rounded to the nearest million. The NIS is the currency that represents the principal economic environment in which the Group operates.

D.	Convenience translation into U.S. dollars (“dollars” or “$”)

For the convenience of the reader, the reported NIS figures as at December 31, 2017, have been presented in dollars, translated at the representative rate of exchange as at December 31, 2017 (NIS 3.467 = US$ 1.00). The dollar amounts presented in these financial statements are merely supplementary information and should not be construed as complying with IFRS translation method or as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

E.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following items:

*	Financial instruments, including financial derivative instruments, measured at fair value recognized through profit or loss.
*	Inventories measured at the lower of cost and net realizable value.
*	Equity-accounted investments.
*	Deferred tax assets and liabilities.
*	Provisions.
*	Assets and liabilities for employee benefits.
*	Liabilities for payment of contingent consideration in a business combination.

For further information regarding the measurement of these assets and liabilities see Note 3 regarding significant accounting policies. The methods used to measure fair value are specified in Note 17E.

F.	Operating cycle

The Group’s operating cycle is up to one year. As a result, current assets and current liabilities include items the realization of which is intended and anticipated to take place within one year from the date of the financial statements.

G.	Use of estimates and judgments

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires the Group’s management to make judgments and use estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant estimates and judgments made when applying accounting policies and changes in these estimates and assumptions that could potentially have a material effect on the financial statements are as follows:

Subject	Main assumptions	Possible implications	Reference
Useful life and expected operation of fixed assets, intangible assets, broadcasting rights, and subscriber acquisition asset	Assumptions of the useful life of groups of fixed assets, intangible assets and additional assets	Change in the value of fixed assets, intangible assets, additional assets, and depreciation and amortization expenses	Note 8, Note 9, Note 10 and Note 11
Measurement of recoverable amounts of cash-generating units that include goodwill	Assumption of expected cash flows from cash-generating units	Recognition of impairment loss	Note 9
Deferred taxes	Assumption of anticipated future realization of the tax benefit in the future, including assumptions for the utilization of carryforward losses in DBS, and the assumption that it is more likely than not that the cancellation of the structural separation between Bezeq and DBS will be approved.	Recognition or reversal of deferred tax asset in profit or loss	Note 19
Uncertain tax positions	The extent of the certainty that the Group’s tax positions will be accepted and the risk of it incurring any additional tax and interest expenses. This is based on an analysis of a number of matters including interpretations of tax laws and the Group’s experience	Recognition or reversal of income tax expenses	Note 19
Measurement of liabilities and the fair value of the excess of advance payments for contingent consideration in a business combination	The assumptions regarding the amount expected to be recovered for Bezeq from the excess of the advance payments, and taking into consideration the solvency of Eurocom DBS	Change in the value of the liability for contingent consideration for a business combination, change in the fair value of the excess of the advance payments for contingent consideration and recognition in the statement of income for this change, respectively.	Note 12
Provisions and contingent liabilities	Assessment of the likelihood of claims against Group companies and measuring potential liabilities attributable to claims	Reversal or creation of a provision for a claim and recognition of income/expenses respectively	Note 15 and Note 20
Post-employment employee benefits	Actuarial assumptions such as discount rate, future salary increases and churn rate	Increase or decrease in the post-employment defined benefit obligation	Note 18
The existence of effective control over Bezeq	The practical ability to appoint most of the members of the board of directors of Bezeq, as a result of the control permit in Bezeq, the composition and distribution of the holdings of the other shareholders of Bezeq and the restrictions on these shareholders under the Telecommunications Law	Consolidation of Bezeq’s reports or treatment of Bezeq using the equity method.	Note 3

H.	Determination of fair value

When preparing the financial statements, the Group is required to determine the fair value of certain assets and liabilities. Further information about the assumptions made in determining fair values is disclosed in Note 17E regarding fair value.